4. PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid insurance		$ 25,402	$ 26,124
Deposit on future raw materials		30,272	21,168
Prepaid services		0	46,875
Total prepaid expenses and other current assets	$ 202,289	$ 55,674	$ 94,167